Segment Information - Major customer information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major customer information
Revenue	$ 47,300	$ 40,760	$ 29,873
Client A
Major customer information
Revenue	$ 5,195	$ 5,869	$ 5,708